GMO Emerging Country Debt Fund Expense Example - GMO Emerging Country Debt Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 216
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	958
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	211
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	898
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 850